OPERATING SEGMENTS - Disclosure of detailed information about operating segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 54,031	$ 48,804	$ 54,335
Segment loss	(10,234)	(12,792)	(30,791)
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	54,031	48,804	54,335
Segment loss	(8,372)	(8,242)	(26,831)
Depreciation and amortization	2,184	2,996	2,125
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	(1,862)	(4,550)	(3,960)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	38,523	43,316	50,500
Segment loss	(9,314)	(6,627)	(23,606)
Depreciation and amortization	2,014	2,823	1,424
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	15,508	5,488	3,835
Segment loss	(942)	(1,615)	(3,225)
Depreciation and amortization	170	173	701
Adjustments [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	0	0	0
Segment loss	0	0	0
Depreciation and amortization	0	0	0
Adjustments [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	$ (1,862)	$ (4,550)	$ (3,960)